Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,723)	$ (755)	$ (214)
Other comprehensive loss:
Unrealized loss on investments	(2)	0	0
Other comprehensive loss	(2)	0	0
Comprehensive loss	$ (1,725)	$ (755)	$ (214)